Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Ordinary Shares
Net of issuance costs	$ 84	$ 381
Preferred Shares
Net of issuance costs	105
Deemed dividend for down-round adjustments	$ 8,576